UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.17

SEMI-ANNUAL REPORT

AB LIMITED DURATION HIGH INCOME PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Limited Duration High Income Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

May 12, 2017

This report provides management’s discussion of fund performance for AB Limited Duration High Income Portfolio for the semi-annual reporting period ended March 31, 2017.

The Fund’s investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.

NAV RETURNS AS OF MARCH 31, 2017 (unaudited)

	6 Months	12 Months
AB LIMITED DURATION HIGH INCOME PORTFOLIO
Class A Shares	2.20%	7.75%
Class C Shares	1.82%	6.96%
Advisor Class Shares[1]	2.33%	7.93%
Bloomberg Barclays Global High Yield 1-5 Year Index (US dollar hedged)	4.46%	14.04%

1	Please note that Advisor Class shares are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays Global High Yield 1-5 Year Index (US dollar hedged), for the six- and 12-month periods ended March 31, 2017.

During the six-month period, all share classes underperformed the benchmark, before sales charges. Security selection detracted, relative to the benchmark, mostly due to selection within the media, capital goods, consumer non-cyclicals and energy sectors. Industry positioning also dragged on returns because of an underweight to energy, which rallied on the back of rising oil prices. An exposure to commercial mortgage-backed securities contributed. Yield-curve positioning was negative, as losses from an overweight to the five- to 10-year part of the US yield curve more than offset gains from an underweight along the short end of the curve. Country allocation (a result of bottom-up security analysis combined with fundamental research) contributed to performance, helped most by an underweight to the eurozone. Currency selection did not have a meaningful impact on performance.

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During the 12-month period, all share classes underperformed the benchmark, before sales charges. Industry positioning detracted, primarily because of underweight positions in energy and basic industries, two sectors that benefited from oil price increases. An underweight in financials contributed. Security selection also detracted, mainly because of selection within the media, energy and consumer non-cyclicals sectors. Country allocation contributed to performance, particularly from an underweight position in the eurozone and overweight in the US. Neither yield-curve positioning nor currency allocation significantly affected overall returns.

During both periods, the Fund utilized currency forwards and currency options, both purchased and written, to hedge currency exposure as well as to manage active currency risk. Purchased and written equity options were also used to hedge market exposure. Total return swaps and credit default swaps, both single name and index, were used to hedge credit risk as well as to take active credit and growth risk. Interest rate swaps and treasury futures were used to manage duration, country exposure and yield-curve positioning. Equity futures were used to hedge and take active risk.

MARKET REVIEW AND INVESTMENT STRATEGY

Bond markets generally absorbed the political surprises of the 12-month period well, the two biggest of which were Donald Trump’s win in the US presidential election and the UK’s decision to exit the European Union (“Brexit”). After initial optimism regarding policy implications for economic growth and trade, markets lost some momentum after the failure of health care reform in the US stoked concern about whether the Trump administration would be able to steer its agenda of tax cuts and deregulation through Congress as seamlessly as many had expected. Meanwhile, UK Prime Minister Theresa May triggered Article 50 to begin the two-year countdown to fully cease the country’s membership in the European Union, with the specifics of future negotiations still uncertain. After rising sharply in late 2016, the 10-year US Treasury yield stabilized to end the 12-month period higher at 2.39%. The 10-year German Bund yield rose through the period, ending at 0.33%.

In the aftermath of Brexit, European central banks maintained an easing bias through the period. The Bank of England cut rates for the first time in seven years to a new historic low. The US Federal Reserve raised interest rates for the second and third time since the 2008 financial crisis, moves universally anticipated by markets. Commodity price strength, accelerating trade and waning inflationary pressures contributed to a rally in emerging-market debt. Developed-market yields had varying performance, generally rising in the US and Canada, falling in the UK, and moving in different directions elsewhere. Investment-grade credit securities, developed-market treasuries and emerging-market local-currency government bonds all rallied, but lagged the double-digit returns of global high yield. Within high

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yield, sector performance was broadly positive, with the commodity-linked energy and basic industries sectors posting the highest returns. Real estate investment trusts and consumer sectors were the relative laggards, while still rallying appreciably through the period.

INVESTMENT POLICIES

The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment-grade (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment-grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and, to a lesser extent, equity securities, and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody’s Investors Service, CCC+ by S&P Global Ratings or CCC by Fitch Ratings at the time of purchase. (For the purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted.)

The Fund will invest on a global basis, including securities of issuers in both developed and emerging-market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to use hedging instruments frequently to attempt to limit the currency exposure resulting from such investments.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest rate, credit market and currency fluctuations.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Global High Yield 1-5 Year Index (US dollar hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global High Yield 1-5 Year Index represents the performance of non-investment grade fixed-income securities in US, developed and emerging markets with more than one year and less than five years remaining until maturity, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

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DISCLOSURES AND RISKS (continued)

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

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DISCLOSURES AND RISKS (continued)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]
CLASS A SHARES			2.73%
1 Year	7.75%	3.19%
5 Years	4.66%	3.76%
Since Inception[2]	5.13%	4.28%
CLASS C SHARES			2.11%
1 Year	6.96%	5.96%
5 Years	3.89%	3.89%
Since Inception[2]	4.36%	4.36%
ADVISOR CLASS SHARES[3]			3.12%
1 Year	7.93%	7.93%
5 Years	4.95%	4.95%
Since Inception[2]	5.41%	5.41%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.07%, 1.81% and 0.80% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of expenses associated with acquired fund fees and expenses of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.95%, 1.70% and 0.70% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2018. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2017.

2	Inception date: 12/7/2011.

3	Advisor Class shares are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that Advisor Class shares are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	3.19%
5 Years	3.76%
Since Inception[1]	4.28%
CLASS C SHARES
1 Year	5.96%
5 Years	3.89%
Since Inception[1]	4.36%
ADVISOR CLASS SHARES[2]
1 Year	7.93%
5 Years	4.95%
Since Inception[1]	5.41%

1	Inception date: 12/7/2011.

2	Please note that Advisor Class shares are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,022.00	$4.89	0.97%	$5.04	1.00%
Hypothetical**	$1,000	$1,020.09	$4.89	0.97%	$5.04	1.00%
Class C
Actual	$1,000	$1,018.20	$8.65	1.72%	$8.81	1.75%
Hypothetical**	$1,000	$1,016.36	$8.65	1.72%	$8.80	1.75%
Advisor Class
Actual	$1,000	$1,023.30	$3.63	0.72%	$3.78	0.75%
Hypothetical**	$1,000	$1,021.34	$3.63	0.72%	$3.78	0.75%
Class R
Actual	$1,000	$1,020.70	$6.10	1.21%	$6.25	1.24%
Hypothetical**	$1,000	$1,018.90	$6.09	1.21%	$6.24	1.24%
Class K
Actual	$1,000	$1,021.90	$4.84	0.96%	$4.99	0.99%
Hypothetical**	$1,000	$1,020.14	$4.84	0.96%	$4.99	0.99%
Class I
Actual	$1,000	$1,023.30	$3.58	0.71%	$3.73	0.74%
Hypothetical**	$1,000	$1,021.39	$3.58	0.71%	$3.73	0.74%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Portfolio’s effective expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

March 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $351.1

1	All data are as of March 31, 2017. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.1% or less in the following security types: Options Purchased–Calls and Options Purchased–Puts.

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PORTFOLIO OF INVESTMENTS

March 31, 2017 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 59.6%
Industrial – 54.7%
Basic – 5.8%
Anglo American Capital PLC 3.25%, 4/03/23(a)	EUR	644	$732,534
3.625%, 5/14/20(a)	U.S.$	350	354,375
4.125%, 4/15/21(a)		1,323	1,342,845
ArcelorMittal 7.00%, 2/25/22		1,014	1,150,890
Arconic, Inc. 5.40%, 4/15/21		668	710,585
5.72%, 2/23/19		473	500,197
Ashland LLC 4.75%, 8/15/22		1,171	1,210,521
CF Industries, Inc. 3.45%, 6/01/23		541	510,569
7.125%, 5/01/20		926	1,005,867
Cliffs Natural Resources, Inc. 8.25%, 3/31/20(a)		995	1,073,356
Consolidated Energy Finance SA 6.75%, 10/15/19(a)		1,440	1,450,800
Freeport-McMoRan, Inc. 2.375%, 3/15/18		681	675,892
3.55%, 3/01/22		330	306,488
4.00%, 11/14/21		340	329,375
6.50%, 11/15/20(a)		540	550,800
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375%, 12/15/23(a)		302	316,345
Huntsman International LLC 4.875%, 11/15/20		330	341,963
5.125%, 11/15/22		824	859,020
Ineos Finance PLC 4.00%, 5/01/23(a)	EUR	353	387,407
INEOS Group Holdings SA 5.375%, 8/01/24(a)		840	927,476
Lecta SA 6.50%, 8/01/23(a)		748	833,875
Lundin Mining Corp. 7.50%, 11/01/20(a)	U.S.$	327	346,620
7.875%, 11/01/22(a)		90	97,988
Novelis Corp. 6.25%, 8/15/24(a)		283	295,028
Peabody Securities Finance Corp. 6.00%, 3/31/22(a)		855	850,725

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Smurfit Kappa Acquisitions Unltd Co. 4.875%, 9/15/18(a)	U.S.$	854	$874,282
United States Steel Corp. 8.375%, 7/01/21(a)		501	556,110
WR Grace & Co.-Conn 5.125%, 10/01/21(a)		1,625	1,700,156

			20,292,089

Capital Goods – 6.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.25%, 9/15/22(a)		1,781	1,798,810
Ashtead Capital, Inc. 6.50%, 7/15/22(a)		1,055	1,097,200
Ball Corp. 4.375%, 12/15/20		1,202	1,259,095
5.00%, 3/15/22		481	507,455
Clean Harbors, Inc. 5.125%, 6/01/21		956	973,925
5.25%, 8/01/20		885	901,594
CNH Industrial Capital LLC 3.625%, 4/15/18		975	984,750
CNH Industrial NV 4.50%, 8/15/23		854	864,675
EnPro Industries, Inc. 5.875%, 9/15/22		1,225	1,254,094
GFL Environmental, Inc. 7.875%, 4/01/20(a)		84	87,045
9.875%, 2/01/21(a)		802	869,168
HD Supply, Inc. 5.25%, 12/15/21(a)		412	433,630
Herc Rentals, Inc. 7.50%, 6/01/22(a)		737	787,669
7.75%, 6/01/24(a)		443	470,688
KLX, Inc. 5.875%, 12/01/22(a)		1,294	1,332,820
Loxam SAS 3.50%, 4/15/22(a)	EUR	112	121,423
4.25%, 4/15/24(a)		105	113,834
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22(a)	U.S.$	503	517,461
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 7/15/23(a)		1,008	1,036,980
Ritchie Bros Auctioneers, Inc. 5.375%, 1/15/25(a)		112	114,240

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sealed Air Corp. 4.875%, 12/01/22(a)	U.S.$	1,461	$1,521,266
5.25%, 4/01/23(a)		364	381,745
SPX FLOW, Inc. 5.625%, 8/15/24(a)		80	80,600
Standard Industries, Inc./NJ 5.125%, 2/15/21(a)		835	867,356
5.50%, 2/15/23(a)		834	852,765
TA MFG. Ltd. 3.625%, 4/15/23(a)	EUR	695	752,547
Tervita Escrow Corp. 7.625%, 12/01/21(a)(b)	U.S.$	450	465,188
Travis Perkins PLC 4.50%, 9/07/23(a)	GBP	645	824,283
United Rentals North America, Inc. 4.625%, 7/15/23	U.S.$	902	927,932
7.625%, 4/15/22		256	266,880

			22,467,118

Communications - Media – 7.1%
Altice Financing SA 6.625%, 2/15/23(a)		1,070	1,116,812
7.50%, 5/15/26(a)		200	212,250
Altice US Finance I Corp. 5.375%, 7/15/23(a)		1,643	1,704,612
AMC Networks, Inc. 4.75%, 12/15/22		976	980,880
Arqiva Broadcast Finance PLC 9.50%, 3/31/20(a)	GBP	287	389,697
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25%, 9/30/22	U.S.$	1,430	1,481,837
Clear Channel Worldwide Holdings, Inc. Series B 6.50%, 11/15/22		1,744	1,815,940
CSC Holdings LLC 6.75%, 11/15/21		1,712	1,859,660
DISH DBS Corp. 4.625%, 7/15/17		65	65,325
5.125%, 5/01/20		160	166,600
7.875%, 9/01/19		1,278	1,410,592
Hughes Satellite Systems Corp. 6.50%, 6/15/19		665	720,694
7.625%, 6/15/21		587	649,369
Lamar Media Corp. 5.00%, 5/01/23		671	691,130

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mediacom Broadband LLC/Mediacom Broadband Corp. 6.375%, 4/01/23	U.S.$	865	$898,519
Netflix, Inc. 5.50%, 2/15/22		954	1,014,818
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20		560	569,100
5.00%, 4/15/22(a)		918	938,655
Radio One, Inc. 7.375%, 4/15/22(a)		1,299	1,357,455
RR Donnelley & Sons Co. 7.00%, 2/15/22		19	19,333
Sinclair Television Group, Inc. 5.375%, 4/01/21		718	735,053
6.125%, 10/01/22		745	779,456
Sirius XM Radio, Inc. 4.625%, 5/15/23(a)		268	274,030
5.75%, 8/01/21(a)		580	603,925
TEGNA, Inc. 4.875%, 9/15/21(a)		1,513	1,539,477
6.375%, 10/15/23		317	335,228
Time, Inc. 5.75%, 4/15/22(a)		132	137,280
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/23(a)		560	583,100
Univision Communications, Inc. 6.75%, 9/15/22(a)		962	1,010,100
Virgin Media Secured Finance PLC 5.25%, 1/15/21		743	789,438

			24,850,365

Communications - Telecommunications – 4.3%
CenturyLink, Inc. Series N 6.00%, 4/01/17		600	600,000
Series S 6.45%, 6/15/21		150	159,563
Frontier Communications Corp. 8.50%, 4/15/20		795	840,712
8.75%, 4/15/22		343	332,281
8.875%, 9/15/20		430	453,650
10.50%, 9/15/22		320	323,600
Level 3 Communications, Inc. 5.75%, 12/01/22		953	985,164

16 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Level 3 Financing, Inc. 5.375%, 8/15/22	U.S.$	523	$539,344
Qwest Capital Funding, Inc. 6.50%, 11/15/18		510	537,412
SFR Group SA 6.00%, 5/15/22(a)		1,674	1,736,775
SoftBank Group Corp. 4.50%, 4/15/20, TBA(a)		436	446,900
5.375%, 7/30/22, TBA(a)		1,210	1,270,500
Sprint Communications, Inc. 7.00%, 3/01/20(a)		513	558,529
9.00%, 11/15/18(a)		771	837,499
T-Mobile USA, Inc. 6.00%, 3/01/23		731	779,429
6.25%, 4/01/21		430	443,437
Uniti Group, Inc./CSL Capital LLC 6.00%, 4/15/23(a)		326	337,818
Wind Acquisition Finance SA 4.75%, 7/15/20(a)		676	686,140
6.50%, 4/30/20(a)		979	1,010,817
Windstream Services LLC 7.75%, 10/15/20-10/01/21		1,627	1,623,594
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/01/23		641	676,255

			15,179,419

Consumer Cyclical - Automotive – 2.2%
Alliance Automotive Finance PLC 6.25%, 12/01/21(a)	EUR	353	399,646
Commercial Vehicle Group, Inc. 7.875%, 4/15/19	U.S.$	848	849,060
Dana, Inc. 5.375%, 9/15/21		762	791,527
Fiat Chrysler Automobiles NV 4.50%, 4/15/20		1,156	1,182,010
IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), 9/15/21(a)(c)		553	554,261
LKQ Corp. 4.75%, 5/15/23		1,541	1,533,295
Meritor, Inc. 6.75%, 6/15/21		633	653,573
Schaeffler Finance BV 4.75%, 5/15/23(a)		469	481,898
ZF North America Capital, Inc. 4.50%, 4/29/22(a)		1,137	1,183,901

			7,629,171

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 1.4%
AMC Entertainment Holdings, Inc. 5.875%, 2/15/22	U.S.$	744	$777,480
ClubCorp Club Operations, Inc. 8.25%, 12/15/23(a)		522	568,980
NCL Corp., Ltd. 4.625%, 11/15/20(a)		202	206,040
4.75%, 12/15/21(a)		1,189	1,199,404
Pinnacle Entertainment, Inc. 5.625%, 5/01/24(a)		600	606,750
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22		1,413	1,527,806

			4,886,460

Consumer Cyclical - Other – 6.5%
Beazer Homes USA, Inc. 5.75%, 6/15/19		297	310,736
8.75%, 3/15/22(a)		634	691,852
CalAtlantic Group, Inc. 6.25%, 12/15/21		536	586,920
6.625%, 5/01/20		267	291,698
8.375%, 5/15/18-1/15/21		879	994,739
Cirsa Funding Luxembourg SA 5.75%, 5/15/21(a)	EUR	185	210,062
GLP Capital LP/GLP Financing II, Inc. 4.375%, 4/15/21	U.S.$	106	109,445
4.875%, 11/01/20		488	511,180
5.375%, 11/01/23		1,024	1,082,880
International Game Technology PLC 5.625%, 2/15/20(a)		1,150	1,200,312
6.25%, 2/15/22(a)		640	684,800
Isle of Capri Casinos, Inc. 5.875%, 3/15/21		999	1,030,219
KB Home 4.75%, 5/15/19		734	752,350
7.00%, 12/15/21		144	158,760
8.00%, 3/15/20		265	294,150
9.10%, 9/15/17		305	313,388
Lennar Corp. 4.125%, 12/01/18		200	204,250
4.50%, 6/15/19		150	154,313
6.95%, 6/01/18		1,275	1,345,125
MDC Holdings, Inc. 5.625%, 2/01/20		645	686,099
Meritage Homes Corp. 7.00%, 4/01/22		622	693,530
7.15%, 4/15/20		891	977,872

18 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MGM Resorts International 6.625%, 12/15/21	U.S.$	1,008	$1,115,100
8.625%, 2/01/19		319	350,501
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. 5.00%, 8/01/18(a)		1,555	1,564,719
PulteGroup, Inc. 4.25%, 3/01/21		1,477	1,519,464
Shea Homes LP/Shea Homes Funding Corp. 5.875%, 4/01/23(a)		827	827,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25%, 4/15/21(a)		611	630,094
Toll Brothers Finance Corp. 4.00%, 12/31/18		365	373,669
4.375%, 4/15/23		867	877,837
5.875%, 2/15/22		560	606,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375%, 3/15/22		1,024	1,047,040
Wynn Macau Ltd. 5.25%, 10/15/21(a)		550	561,000

			22,757,304

Consumer Cyclical - Restaurants – 0.1%
Stonegate Pub Co. Financing PLC 4.875%, 3/15/22(a)	GBP	159	200,207

Consumer Cyclical - Retailers – 2.2%
Dollar Tree, Inc. 5.25%, 3/01/20	U.S.$	60	61,575
Group 1 Automotive, Inc. 5.00%, 6/01/22		1,662	1,678,620
Hanesbrands, Inc. 4.625%, 5/15/24(a)		1,210	1,194,875
L Brands, Inc. 5.625%, 2/15/22		600	630,750
6.625%, 4/01/21		490	533,488
8.50%, 6/15/19		510	569,288
New Look Secured Issuer PLC 6.50%, 7/01/22(a)	GBP	301	331,868
Penske Automotive Group, Inc. 5.75%, 10/01/22	U.S.$	1,161	1,201,635
Sally Holdings LLC/Sally Capital, Inc. 5.625%, 12/01/25		395	395,494
5.75%, 6/01/22		950	977,312

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

William Carter Co. (The) 5.25%, 8/15/21	U.S.$	110	$113,300

			7,688,205

Consumer Non-Cyclical – 7.8%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23		268	277,380
Alere, Inc. 7.25%, 7/01/18		250	253,438
Aramark Services, Inc. 5.125%, 1/15/24		141	147,874
Boparan Finance PLC 5.50%, 7/15/21(a)	GBP	580	716,690
CHS/Community Health Systems, Inc. 5.125%, 8/01/21	U.S.$	1,247	1,232,971
Endo Finance LLC 5.75%, 1/15/22(a)		1,375	1,247,812
Envision Healthcare Corp. 5.625%, 7/15/22		1,492	1,529,300
First Quality Finance Co., Inc. 4.625%, 5/15/21(a)		1,752	1,716,960
HCA Holdings, Inc. 6.25%, 2/15/21		561	606,581
HCA, Inc. 5.875%, 3/15/22		608	668,040
6.50%, 2/15/20		510	557,813
Hill-Rom Holdings, Inc. 5.75%, 9/01/23(a)		1,185	1,227,956
HRG Group, Inc. 7.875%, 7/15/19		1,536	1,589,760
Kinetic Concepts, Inc./KCI USA, Inc. 7.875%, 2/15/21(a)		793	838,597
Lamb Weston Holdings, Inc. 4.625%, 11/01/24(a)		121	123,118
LifePoint Health, Inc. 5.50%, 12/01/21		1,333	1,382,987
Mallinckrodt International Finance SA 3.50%, 4/15/18		652	652,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75%, 8/01/22(a)		1,326	1,307,767
MEDNAX, Inc. 5.25%, 12/01/23(a)		1,172	1,193,975
Post Holdings, Inc. 6.00%, 12/15/22(a)		323	341,976
Quintiles IMS, Inc. 3.25%, 3/15/25(a)	EUR	248	262,913
4.125%, 4/01/23(a)		391	435,889
4.875%, 5/15/23(a)	U.S.$	498	504,225

20 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Revlon Consumer Products Corp. 5.75%, 2/15/21	U.S.$	730	$729,088
6.25%, 8/01/24		148	147,445
RSI Home Products, Inc. 6.50%, 3/15/23(a)		1,575	1,616,344
Synlab Bondco PLC 6.25%, 7/01/22(a)	EUR	346	397,719
Tenet Healthcare Corp. 4.50%, 4/01/21	U.S.$	671	671,839
4.75%, 6/01/20		125	127,656
6.00%, 10/01/20		629	665,954
6.25%, 11/01/18		657	689,850
Tesco PLC Series E 6.125%, 2/24/22	GBP	729	1,052,653
Valeant Pharmaceuticals International 6.375%, 10/15/20(a)	U.S.$	430	388,075
Valeant Pharmaceuticals International, Inc. 5.375%, 3/15/20(a)		1,082	967,037
5.875%, 5/15/23(a)		280	217,350
Valvoline, Inc. 5.50%, 7/15/24(a)		73	76,833
Voyage Care Bondco PLC 6.50%, 8/01/18(a)	GBP	765	966,855

			27,530,720

Energy – 3.9%
Antero Resources Corp. 5.125%, 12/01/22	U.S.$	216	218,430
Continental Resources, Inc./OK 3.80%, 6/01/24		26	24,180
4.50%, 4/15/23		773	754,641
5.00%, 9/15/22		261	263,936
Diamond Offshore Drilling, Inc. 3.45%, 11/01/23		450	399,938
5.875%, 5/01/19		400	418,500
Energy Transfer Equity LP 7.50%, 10/15/20		603	675,360
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22		107	104,325
7.00%, 6/15/23		242	238,975
Oasis Petroleum, Inc. 6.875%, 3/15/22		820	840,500
PHI, Inc. 5.25%, 3/15/19		1,130	1,067,850
Pride International LLC 6.875%, 8/15/20		370	386,650

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

QEP Resources, Inc. 5.25%, 5/01/23	U.S.$	391	$384,158
5.375%, 10/01/22		328	323,080
Range Resources Corp. 5.00%, 3/15/23(a)		34	33,490
Southern Star Central Corp. 5.125%, 7/15/22(a)		2,000	2,012,500
Tesoro Corp. 4.75%, 12/15/23(a)		1,320	1,359,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.25%, 10/15/22		1,262	1,329,832
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24(a)		340	366,064
Transocean, Inc. 5.05%, 10/15/22(d)		1,092	1,027,845
Whiting Petroleum Corp. 5.00%, 3/15/19		69	68,741
Williams Cos., Inc. (The) 3.70%, 1/15/23		536	525,280
4.55%, 6/24/24		347	350,036
WPX Energy, Inc. 6.00%, 1/15/22		695	707,163

			13,881,074

Other Industrial – 0.4%
Belden, Inc. 5.50%, 9/01/22(a)		1,493	1,519,128

Services – 2.0%
ADT Corp. (The) 3.50%, 7/15/22		871	832,894
4.125%, 6/15/23		451	431,832
6.25%, 10/15/21		367	398,654
APX Group, Inc. 6.375%, 12/01/19		272	280,160
7.875%, 12/01/22		876	946,080
7.875%, 12/01/22(a)		675	723,094
Carlson Travel, Inc. 6.75%, 12/15/23(a)		297	308,880
eDreams ODIGEO SA 8.50%, 8/01/21(a)	EUR	418	479,441
GEO Group, Inc. (The) 5.125%, 4/01/23	U.S.$	47	46,471
5.875%, 1/15/22-10/15/24		200	206,750
IHS Markit Ltd. 5.00%, 11/01/22(a)		1,756	1,841,605

22 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/23(a)	U.S.$	539	$590,879

			7,086,740

Technology – 3.5%
Amkor Technology, Inc. 6.375%, 10/01/22		305	313,006
6.625%, 6/01/21		350	354,375
CDW LLC/CDW Finance Corp. 6.00%, 8/15/22		146	155,026
Dell, Inc. 4.625%, 4/01/21		354	362,408
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.875%, 6/15/21(a)		228	240,255
7.125%, 6/15/24(a)		211	232,891
First Data Corp. 5.00%, 1/15/24(a)		294	299,145
5.375%, 8/15/23(a)		865	899,600
Infor US, Inc. 5.75%, 8/15/20(a)		827	860,080
Iron Mountain Europe PLC 6.125%, 9/15/22(a)	GBP	626	831,375
Iron Mountain, Inc. 4.375%, 6/01/21(a)	U.S.$	294	301,718
6.00%, 10/01/20(a)		272	284,920
6.00%, 8/15/23		281	295,050
Micron Technology, Inc. 5.25%, 8/01/23(a)		1,663	1,708,732
Nokia Oyj 5.375%, 5/15/19		415	438,863
NXP BV/NXP Funding LLC 3.75%, 6/01/18(a)		650	663,000
4.625%, 6/01/23(a)		509	538,267
Sabre GLBL, Inc. 5.25%, 11/15/23(a)		150	152,625
5.375%, 4/15/23(a)		572	585,585
Sanmina Corp. 4.375%, 6/01/19(a)		1,650	1,693,312
Symantec Corp. 3.95%, 6/15/22		445	448,337
5.00%, 4/15/25(a)		411	420,761
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 2/01/23(a)		239	248,859

			12,328,190

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/01/23	U.S.$	201	$194,216
Europcar Groupe SA 5.75%, 6/15/22(a)	EUR	416	465,978
Hertz Corp. (The) 5.875%, 10/15/20	U.S.$	663	636,480
7.375%, 1/15/21		1,060	1,054,700
Hertz Holdings Netherlands BV 4.125%, 10/15/21(a)	EUR	239	254,009
XPO Logistics, Inc. 6.125%, 9/01/23(a)	U.S.$	253	262,488
6.50%, 6/15/22(a)		875	918,750

			3,786,621

			192,082,811

Financial Institutions – 4.0%
Banking – 1.8%
Ally Financial, Inc. 3.75%, 11/18/19		380	383,325
4.125%, 3/30/20-2/13/22		506	512,645
4.75%, 9/10/18		754	774,735
BBVA International Preferred SAU 5.919%, 4/18/17(e)		16	15,980
Lloyds Bank PLC 4.385%, 5/12/17(e)	EUR	850	972,521
Royal Bank of Scotland Group PLC 6.00%, 12/19/23	U.S.$	344	364,554
Series U 7.64%, 9/30/17(e)		900	838,602
Societe Generale SA 5.922%, 4/05/17(a)(e)		1,102	1,102,000
Zions Bancorporation 5.65%, 11/15/23		1,112	1,147,006

			6,111,368

Finance – 1.5%
CIT Group, Inc. 4.25%, 8/15/17		370	372,775
5.00%, 5/15/18(a)		870	876,525
5.00%, 8/15/22		130	136,013
5.50%, 2/15/19(a)		481	506,252
Navient Corp. 4.875%, 6/17/19		712	727,130
5.50%, 1/15/19		838	868,377

24 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.50%, 6/15/22	U.S.$	192	$193,680
8.00%, 3/25/20		320	347,200
OneMain Financial Holdings LLC 6.75%, 12/15/19(a)		433	451,403
Slm Corp. 5.125%, 4/05/22		449	449,000
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/18(a)		528	485,760

			5,414,115

Other Finance – 0.1%
Lincoln Finance Ltd. 6.875%, 4/15/21(a)	EUR	204	232,861
7.375%, 4/15/21(a)	U.S.$	200	212,250

			445,111

REITS – 0.6%
MPT Operating Partnership LP/MPT Finance Corp. 6.375%, 2/15/22		1,139	1,176,018
Sabra Health Care LP/Sabra Capital Corp. 5.375%, 6/01/23		889	875,665

			2,051,683

			14,022,277

Utility – 0.8%
Electric – 0.8%
Calpine Corp. 6.00%, 1/15/22(a)		926	968,827
ContourGlobal Power Holdings SA 5.125%, 6/15/21(a)	EUR	657	737,684
DPL, Inc. 6.75%, 10/01/19	U.S.$	442	464,100
Dynegy, Inc. 6.75%, 11/01/19		579	597,094

			2,767,705

Non Corporate Sectors – 0.1%
Agencies - Not Government Guaranteed – 0.1%
NOVA Chemicals Corp. 5.25%, 8/01/23(a)		337	345,004

Total Corporates – Non-Investment Grade (cost $207,942,274)			209,217,797

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES – INVESTMENT GRADE – 15.4%
Industrial – 8.5%
Basic – 0.7%
FMG Resources (August 2006) Pty Ltd. 9.75%, 3/01/22(a)	U.S.$	1,030	$1,182,883
Glencore Finance Canada Ltd. 4.25%, 10/25/22(a)		680	704,514
Glencore Finance Europe SA 1.875%, 9/13/23(a)	EUR	290	314,789
Glencore Funding LLC 4.125%, 5/30/23(a)	U.S.$	300	305,685

			2,507,871

Capital Goods – 0.2%
General Electric Co. Series D 5.00%, 1/21/21(e)		35	36,876
Masco Corp. 5.95%, 3/15/22		753	842,584

			879,460

Communications - Media – 0.7%
Activision Blizzard, Inc. 6.125%, 9/15/23(a)		266	287,993
Cox Communications, Inc. 3.35%, 9/15/26(a)		484	469,857
Discovery Communications LLC 4.90%, 3/11/26		729	758,124
Time Warner Cable LLC 4.00%, 9/01/21		769	795,915

			2,311,889

Communications - Telecommunications – 0.6%
Crown Castle International Corp. 4.875%, 4/15/22		1,090	1,172,317
Qwest Corp. 6.75%, 12/01/21		265	290,175
Verizon Communications, Inc. 2.625%, 2/21/20		665	672,674

			2,135,166

Consumer Cyclical - Automotive – 0.5%
Ford Motor Credit Co. LLC 3.20%, 1/15/21		716	723,504
General Motors Co. 4.00%, 4/01/25		272	271,513
4.875%, 10/02/23		699	746,098

			1,741,115

26 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.5%
DR Horton, Inc. 3.625%, 2/15/18	U.S.$	375	$379,039
3.75%, 3/01/19		590	605,334
4.00%, 2/15/20		600	622,878

			1,607,251

Consumer Cyclical - Retailers – 0.2%
AutoNation, Inc. 6.75%, 4/15/18		106	110,979
CVS Health Corp. 3.50%, 7/20/22		600	619,146

			730,125

Consumer Non-Cyclical – 1.5%
Molson Coors Brewing Co. 1.45%, 7/15/19		459	453,148
Mylan NV 3.15%, 6/15/21		481	482,746
Mylan, Inc. 3.125%, 1/15/23(a)		925	898,193
Newell Brands, Inc. 5.00%, 11/15/23		701	750,392
Smithfield Foods, Inc. 3.35%, 2/01/22(a)		370	370,463
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 7/21/21		1,230	1,187,024
Universal Health Services, Inc. 4.75%, 8/01/22(a)		1,275	1,313,250

			5,455,216

Energy – 2.0%
Cenovus Energy, Inc. 3.00%, 8/15/22		386	380,210
3.80%, 9/15/23		30	30,337
Devon Energy Corp. 4.00%, 7/15/21		251	259,157
Hiland Partners Holdings LLC/Hiland Partners Finance Corp. 5.50%, 5/15/22(a)		180	187,866
Kinder Morgan, Inc./DE 7.00%, 6/15/17		55	55,599
7.25%, 6/01/18		871	920,961
Nabors Industries, Inc. 4.625%, 9/15/21		1,332	1,348,650
5.50%, 1/15/23(a)		320	328,000
Noble Energy, Inc. 5.625%, 5/01/21		445	458,346

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Regency Energy Partners LP/Regency Energy Finance Corp. 5.75%, 9/01/20	U.S.$	1,000	$1,081,310
Sabine Pass Liquefaction LLC 5.625%, 2/01/21(f)		1,010	1,087,012
6.25%, 3/15/22		385	426,869
Williams Partners LP 3.35%, 8/15/22		311	310,571

			6,874,888

Services – 0.1%
eBay, Inc. 3.80%, 3/09/22		192	199,592

Technology – 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48%, 6/01/19(a)		448	458,765
4.42%, 6/15/21(a)		448	468,487
6.02%, 6/15/26(a)		157	171,331
Micron Technology, Inc. 7.50%, 9/15/23(a)		192	214,913
Seagate HDD Cayman 4.25%, 3/01/22(a)		953	942,831
4.75%, 1/01/25		79	77,421
Tencent Holdings Ltd. 3.375%, 5/02/19(a)		517	528,543
Total System Services, Inc. 3.75%, 6/01/23		333	333,523
3.80%, 4/01/21		309	319,367
Western Digital Corp. 7.375%, 4/01/23(a)		1,548	1,698,930

			5,214,111

			29,656,684

Financial Institutions – 6.2%
Banking – 2.9%
ABN AMRO Bank NV 6.25%, 4/27/22(a)		987	1,108,293
BBVA Bancomer SA/Texas 6.50%, 3/10/21(a)		520	569,400
Cooperatieve Rabobank UA 6.875%, 3/19/20(a)	EUR	500	629,577
Credit Agricole SA/London 3.375%, 1/10/22(a)	U.S.$	1,165	1,161,971
Credit Suisse Group Funding Guernsey Ltd. 3.45%, 4/16/21		700	709,779
3.80%, 9/15/22		762	773,445

28 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Deutsche Bank AG Series G 3.375%, 5/12/21	U.S.$	598	$600,536
ING Groep NV 3.15%, 3/29/22		761	762,598
JPMorgan Chase & Co. 2.295%, 8/15/21		601	594,623
Lloyds Banking Group PLC 4.50%, 11/04/24		900	923,247
Mitsubishi UFJ Financial Group, Inc. 2.95%, 3/01/21		600	605,160
Mizuho Financial Group, Inc. 2.26% (LIBOR 3 Month + 1.14%), 9/13/21(g)		769	776,967
Santander Bank NA 8.75%, 5/30/18		250	267,945
Santander UK Group Holdings PLC 2.875%, 8/05/21		600	592,968
3.571%, 1/10/23		263	263,342

			10,339,851

Brokerage – 0.4%
E*TRADE Financial Corp. 5.375%, 11/15/22		900	942,165
GFI Group, Inc. 8.375%, 7/19/18		467	493,852

			1,436,017

Finance – 1.0%
AerCap Aviation Solutions BV 6.375%, 5/30/17		730	735,271
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.50%, 5/15/21		645	675,928
HSBC Finance Corp. 6.676%, 1/15/21		783	884,594
International Lease Finance Corp. 8.25%, 12/15/20		400	470,464
8.875%, 9/01/17		613	630,752

			3,397,009

Insurance – 0.8%
Cloverie PLC for Zurich Insurance Co., Ltd. 8.25%, 1/18/18(a)(e)		500	525,085
Progressive Corp. (The) 6.70%, 6/15/37		354	350,761
Prudential Financial, Inc. 8.875%, 6/15/38		820	880,262

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ZFS Finance USA Trust V 6.50%, 5/09/37(a)	U.S.$	900	$900,630

			2,656,738

REITS – 1.1%
EPR Properties 5.75%, 8/15/22		690	747,215
HCP, Inc. 4.25%, 11/15/23		737	760,599
VEREIT Operating Partnership LP 4.125%, 6/01/21		1,522	1,560,050
Welltower, Inc. 4.95%, 1/15/21		655	702,769

			3,770,633

			21,600,248

Utility – 0.6%
Electric – 0.6%
EDP Finance BV 6.00%, 2/02/18(a)		526	542,438
FirstEnergy Corp. Series B 4.25%, 3/15/23		745	769,212
PSEG Power LLC 3.00%, 6/15/21		743	748,283

			2,059,933

Non Corporate Sectors – 0.1%
Agencies - Government Sponsored – 0.1%
Equate Petrochemical BV 3.00%, 3/03/22(a)		505	493,385

Total Corporates – Investment Grade (cost $53,327,452)			53,810,250

BANK LOANS – 5.8%
Industrial – 5.7%
Basic – 0.0%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.) 3.75% (LIBOR 3 Month + 2.75%), 6/30/19(h)		20	19,626
Unifrax Corporation 3/29/24(i)		150	150,750

			170,376

Capital Goods – 0.4%
Avolon TLB Borrower 1 (US) LLC 3/21/22(i)		525	531,783

30 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Berry Plastics Corporation 3.108% (LIBOR 1 Month + 2.25%), 1/06/21(h)	U.S.$	288	$289,296
Transdigm Inc. 3.982% (LIBOR 1 Month + 3.00%), 6/09/23(h)		695	691,574

			1,512,653

Communications - Media – 0.3%
Checkout Holding Corp. (fka Catalina Marketing) 4.50% (LIBOR 3 Month + 3.50%), 4/09/21(h)		239	214,875
Time Inc. 4.25% (LIBOR 3 Month + 3.25%), 4/26/21(h)		508	508,993
Townsquare Media, Inc. 4.00% (LIBOR 3 Month + 3.00%), 4/01/22(h)		410	412,067

			1,135,935

Consumer Cyclical - Automotive – 0.2%
American Tire Distributors, Inc. 5.25% (LIBOR 3 Month + 4.25%), 9/01/21(h)		577	578,031
Cooper-Standard Automotive Inc. 3.897% (LIBOR 3 Month + 2.75%), 11/02/23(h)		129	129,951
Navistar, Inc. 5.00% (LIBOR 3 Month + 4.00%), 8/07/20(h)		69	69,816

			777,798

Consumer Cyclical - Entertainment – 0.3%
Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.) 3.248% (LIBOR 3 Month + 2.25%), 5/14/20(h)		776	771,241
4.248% (LIBOR 3 Month + 3.25%), 5/14/20(h)		272	271,894

			1,043,135

Consumer Cyclical - Other – 0.3%
La Quinta Intermediate Holdings L.L.C. 3.772% (LIBOR 3 Month + 2.75%), 4/14/21(h)		416	417,949
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC) 3.897% (LIBOR 3 Month + 2.75%), 5/14/20(h)		481	483,257

			901,206

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.4%
J.C. Penney Corporation, Inc. 5.304% (LIBOR 3 Month + 4.25%), 6/23/23(h)	U.S.$	408	$404,934
Michaels Stores, Inc. 3.75% (LIBOR 3 Month + 2.75%), 1/30/23(h)		144	143,363
PetSmart, Inc. 4.02% (LIBOR 2 Month + 3.00%), 3/11/22(h)		718	684,502

			1,232,799

Consumer Non-Cyclical – 2.4%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons) 3.25%-3.397%, 2/16/24(h)		1,845	1,845,605
Acadia Healthcare Company, Inc. 3.982% (LIBOR 1 Month + 3.00%), 2/11/22-2/16/23(h)		402	404,325
Air Medical Group Holdings, Inc. 4.25% (LIBOR 3 Month + 3.25%), 4/28/22(h)		495	494,060
5.00% (LIBOR 3 Month + 4.00%), 4/28/22(h)		243	243,265
Alere Inc. (fka IM US Holdings, LLC) 4.25% (LIBOR 3 Month + 3.25%), 6/20/22(h)		687	687,941
Arbor Pharmaceuticals, LLC 6.147% (LIBOR 3 Month + 5.00%), 7/05/23(h)		435	443,109
DJO Finance LLC 4.25% (LIBOR 3 Month + 3.25%), 6/08/20(h)		272	262,991
Envision Healthcare Corporation (fka Emergency Medical Services Corporation) 4.15% (LIBOR 3 Month + 3.00%), 12/01/23(h)		137	138,055
Horizon Pharma, Inc. 5.00% (LIBOR 3 Month + 4.00%), 5/07/21(h)		896	896,351
5.50%-5.00% (LIBOR 3 Month + 4.50%), 5/07/21(h)		257	257,626
Kinetic Concepts, Inc. 2/02/24(i)		315	315,000
Landry’s Inc. (fka Landry’s Restaurants, Inc.) 4.039%-4.232% (LIBOR 1 Month + 3.25%), 10/04/23(h)		428	431,133

32 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MPH Acquisition Holdings LLC 4.897% (LIBOR 3 Month + 3.75%), 6/07/23(h)	U.S.$	622	$629,439
Nature’s Bounty Co., The (aka NBTY) 4.647%, 5/05/23(h)		662	665,261
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L. 4.75% (LIBOR 3 Month + 3.75%), 6/30/21(h)		479	475,926
Vizient, Inc. 5.00% (LIBOR 3 Month + 4.00%), 2/13/23(h)		246	248,206

			8,438,293

Energy – 0.2%
California Resources Corporation 11.375% (LIBOR 3 Month + 10.38%), 12/31/21(h)		545	600,921
Foresight Energy LLC 3/28/22(i)		175	170,187

			771,108

Other Industrial – 0.7%
Camelot U.S. Acquisition 1 Co. (aka Thomson Reuters Intellectual Property & Science) 4.75% (LIBOR 3 Month + 3.75%), 10/03/23(h)		202	201,930
Conduent Incorporated 6.334% (LIBOR 1 Month + 5.50%), 12/07/23(h)		64	64,494
Gardner Denver, Inc. 4.568%-4.25% (LIBOR 6 Month + 3.25%), 7/30/20(h)		145	144,343
Gates Global LLC 4.397% (LIBOR 3 Month + 3.25%), 7/06/21(h)		502	502,216
GFL Environmental Inc. 3.897% (LIBOR 3 Month + 2.75%), 9/29/23(h)		252	253,043
Sedgwick Claims Management Services, Inc. 3.75% (LIBOR 3 Month + 2.75%), 3/01/21(h)		365	364,723
Travelport Finance (Luxembourg) S.Ã r.l. 4.289% (LIBOR 3 Month + 3.25%), 9/02/21(h)		725	729,613
Unifrax Holding Co. 4.50% (EURIBOR 3 Month + 3.50%), 11/28/18(h)	EUR	70	74,810

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 4.00% (LIBOR 3 Month + 3.00%), 3/03/23(h)	U.S.$	62	$62,262

			2,397,434

Technology – 0.5%
Avaya Inc. 8.50% (LIBOR 3 Month + 7.50%), 1/24/18(b)(h)		170	174,759
MTS Systems Corporation 5.08% (LIBOR 1 Month + 4.25%), 7/05/23(h)		426	431,226
Solera, LLC (Solera Finance, Inc.) 4.25% (LIBOR 3 Month + 3.25%), 3/03/23(h)		693	695,696
Veritas US Inc. 6.772% (LIBOR 3 Month + 5.63%), 1/27/23(h)		491	486,572

			1,788,253

			20,168,990

Utility – 0.1%
Electric – 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.304% (LIBOR 3 Month + 3.25%), 6/30/17(h)		330	329,449

Total Bank Loans (cost $20,263,645)			20,498,439

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.8%
Risk Share Floating Rate – 1.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M2 3.182% (LIBOR 1 Month + 2.20%), 2/25/24(g)		485	497,894
Series 2014-DN3, Class M2 3.382% (LIBOR 1 Month + 2.40%), 8/25/24(g)		102	102,615
Series 2014-HQ1, Class M2 3.482% (LIBOR 1 Month + 2.50%), 8/25/24(g)		907	921,080

34 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-HQ2, Class M2 3.182% (LIBOR 1 Month + 2.20%), 9/25/24(g)	U.S.$	1,200	$1,234,706
Series 2014-HQ3, Class M2 3.632% (LIBOR 1 Month + 2.65%), 10/25/24(g)		182	183,338
Series 2015-HQ1, Class M2 3.182% (LIBOR 1 Month + 2.20%), 3/25/25(g)		642	651,201
Series 2015-HQA2, Class M2 3.782% (LIBOR 1 Month + 2.80%), 5/25/28(g)		348	358,645
Series 2016-HQA2, Class M2 3.232% (LIBOR 1 Month + 2.25%), 11/25/28(g)		389	400,416
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M1 2.982% (LIBOR 1 Month + 2.00%), 10/25/23(g)		36	36,186
Series 2014-C01, Class M1 2.582% (LIBOR 1 Month + 1.60%), 1/25/24(g)		176	177,848
Series 2014-C02, Class 2M1 1.932% (LIBOR 1 Month + 0.95%), 5/25/24(g)		20	20,515
Series 2015-C04, Class 1M2 6.682% (LIBOR 1 Month + 5.70%), 4/25/28(g)		168	190,270
Series 2015-C04, Class 2M2 6.532% (LIBOR 1 Month + 5.55%), 4/25/28(g)		260	289,331
Series 2016-C01, Class 1M2 7.732% (LIBOR 1 Month + 6.75%), 8/25/28(g)		460	542,906
Series 2016-C01, Class 2M2 7.932% (LIBOR 1 Month + 6.95%), 8/25/28(g)		203	239,346
Series 2016-C04, Class 1M2 5.232% (LIBOR 1 Month + 4.25%), 1/25/29(g)		145	153,494
Series 2016-C05, Class 2M2 5.432% (LIBOR 1 Month + 4.45%), 1/25/29(g)		197	210,332

Total Collateralized Mortgage Obligations (cost $5,940,305)			6,210,123

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – SOVEREIGNS – 0.7%
Argentina – 0.2%
Argentine Republic Government International Bond 5.625%, 1/26/22(a)	U.S.$	354	$362,496
6.875%, 4/22/21(a)		453	486,522

			849,018

Dominican Republic – 0.2%
Dominican Republic International Bond 7.50%, 5/06/21(a)		620	685,100

Gabon – 0.2%
Gabon Government International Bond 8.20%, 12/12/17(a)		700	721,000

Kenya – 0.1%
Kenya Government International Bond 5.875%, 6/24/19(a)		240	248,582

Total Emerging Markets – Sovereigns (cost $2,455,638)			2,503,700

GOVERNMENTS – TREASURIES – 0.6%
Russia – 0.2%
Russian Federal Bond - OFZ Series 6217 7.50%, 8/18/21	RUB	30,493	534,751

South Africa – 0.1%
Republic of South Africa Government Bond Series 2023 7.75%, 2/28/23	ZAR	7,073	512,544

United States – 0.3%
U.S. Treasury Notes 3.75%, 11/15/18(j)	U.S.$	1,182	1,230,203

Total Governments – Treasuries (cost $2,275,913)			2,277,498

GOVERNMENTS – SOVEREIGN AGENCIES – 0.5%
Brazil – 0.3%
Petrobras Global Finance BV 8.375%, 5/23/21		752	849,384
6.125%, 1/17/22		330	346,335

			1,195,719

36 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

United Kingdom – 0.2%
Royal Bank of Scotland Group PLC 6.10%, 6/10/23	U.S.$	681	$723,420

Total Governments – Sovereign Agencies (cost $1,816,238)			1,919,139

ASSET-BACKED SECURITIES – 0.5%
Other ABS - Fixed Rate – 0.3%
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.832%, 5/25/46(a)		1,045	1,059,079

Other ABS - Floating Rate – 0.2%
Carlyle Global Market Strategies CLO Ltd. Series 2014-2A, Class AR 2.289% (LIBOR 3 Month + 1.25%), 5/15/25(a)(g)		550	549,995

Total Asset-Backed Securities (cost $1,594,750)			1,609,074

EMERGING MARKETS – CORPORATE BONDS – 0.4%
Industrial – 0.4%
Communications - Telecommunications – 0.3%
MTN Mauritius Investment Ltd. 5.373%, 2/13/22(a)		820	832,718

Consumer Non-Cyclical – 0.0%
Tonon Luxembourg SA 7.25%, 1/24/20(a)(b)(c)(k)(l)		275	30,207
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(k)(l)(m)		425	31,917

			62,124

Transportation - Airlines – 0.1%
Guanay Finance Ltd. 6.00%, 12/15/20(a)		342	349,756

Total Emerging Markets – Corporate Bonds (cost $1,864,292)			1,244,598

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Kazakhstan – 0.2%
KazMunayGas National Co. JSC 6.375%, 4/09/21(a)		360	395,132
7.00%, 5/05/20(a)		246	270,634

Total Quasi-Sovereigns (cost $666,570)			665,766

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

PREFERRED STOCKS – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup Capital XIII 7.409%,(f)		18,500	$493,025
US Bancorp Series F 6.50%,		1,900	54,454

Total Preferred Stocks (cost $554,400)			547,479

		Principal Amount (000)
EMERGING MARKETS – TREASURIES – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 16.95%, 2/04/22(a) (cost $516,354)	DOP	19,200	511,760

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class AM 5.715%, 6/15/39	U.S.$	150	150,207
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.215%, 6/15/45(a)		100	98,859
ML-CFC Commercial Mortgage Trust Series 2006-4, Class AJ 5.239%, 12/12/49		16	16,354
Series 2006-4, Class AJFX 5.147%, 12/12/49(a)		1	1,015

			266,435

Non-Agency Floating Rate CMBS – 0.0%
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class AJ 5.276%, 2/15/41(f)		132	131,682

Total Commercial Mortgage-Backed Securities (cost $386,681)			398,117

38 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Contracts	U.S. $ Value

OPTIONS PURCHASED – PUTS – 0.0%
Options on Funds and Investment Trusts – 0.0%
SPDR S&P 500 ETF Trust Expiration: Apr 2017, Exercise Price: $ 230.00(k)(n) (premiums paid $102,595)	986	$57,681

OPTIONS PURCHASED – CALLS – 0.0%
Options on Indices – 0.0%
Euro STOXX 50 Index Expiration: May 2017, Exercise Price: EUR 3,550.00(k)(o)	820	37,518

Options on Funds and Investment Trusts – 0.0%
SPDR S&P 500 ETF Trust Expiration: Apr 2017, Exercise Price: $ 243.00(k)(n)	682	6,479

	Notional Amount (000)
Swaptions – 0.0%
CDX-NAHY Series 27, 5 Year Index RTP, Goldman Sachs International (Buy Protection) Expiration: Apr 2017, Exercise Rate: 105.00%(k)	23,160	4,571

Total Options Purchased – Calls (premiums paid $100,321)		48,568

	Shares
SHORT-TERM INVESTMENTS – 12.3%
Investment Companies – 9.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.54%(p)(q) (cost $34,774,380)	34,774,380	34,774,380

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 2.4%
U.S. Treasury Bill Zero Coupon, 4/20/17 (cost $8,492,970)	U.S.$	8,495	$8,492,970

Total Short-Term Investments (cost $43,267,350)			43,267,350

Total Investments – 98.2% (cost $343,074,778)			344,787,339
Other assets less liabilities – 1.8%			6,285,993

Net Assets – 100.0%			$351,073,332

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P 500 E Mini Futures	30	June 2017	$3,511,245	$3,538,800	$27,555

Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	114	June 2017	14,142,188	14,200,125	(57,937)

					$(30,382)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	TWD	45,750	USD	1,496	4/18/17	$(12,345)
Barclays Bank PLC	KRW	1,688,105	USD	1,491	5/18/17	(19,992)
Barclays Bank PLC	USD	593	KRW	685,225	5/18/17	20,015
Citibank, NA	USD	685	INR	46,099	4/11/17	26,356
Citibank, NA	EUR	8,325	USD	8,977	4/12/17	93,093
Citibank, NA	USD	608	TWD	18,784	4/18/17	11,072
Citibank, NA	GBP	3,735	USD	4,561	5/18/17	(123,230)
Goldman Sachs Bank USA	CAD	1,904	USD	1,457	4/07/17	25,249
HSBC Bank USA	USD	862	MXN	16,352	4/26/17	8,080
JPMorgan Chase Bank, NA	CNY	20,967	USD	3,029	4/11/17	(16,256)
Morgan Stanley Capital Services, Inc.	SGD	1,229	USD	870	5/18/17	(9,208)
Royal Bank of Scotland PLC	AUD	2,135	USD	1,608	4/06/17	(23,667)
Royal Bank of Scotland PLC	USD	1,456	CAD	1,905	4/07/17	(23,116)
Standard Chartered Bank	CNY	9,024	USD	1,305	4/11/17	(5,677)

40 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	883	USD	949	4/12/17	$7,474
State Street Bank & Trust Co.	EUR	212	USD	224	4/12/17	(1,778)
State Street Bank & Trust Co.	USD	648	SEK	5,808	5/11/17	985
State Street Bank & Trust Co.	GBP	159	USD	193	5/18/17	(6,043)
UBS AG	USD	512	IDR	6,877,396	5/19/17	3,182

						$(45,806)

PUT OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust(n)	986	$223.00	April 2017	$46,498	$(22,185)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	1.36%		$475	$(30,120)	$(19,289)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)	2.60		5	(409)	(413)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.34		370	(6,635)	(3,281)
iTraxxx Xover Series 27, 5 Year Index, 6/20/22*	(5.00)	2.90	EUR	4,100	(436,956)	(25,105)

Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	2.73		$79	6,964	3,467
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	3.37		786	58,485	5,584
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.11		1,540	17,388	13,721
iTraxxx Xover Series 21, 5 Year Index, 6/20/19*	5.00	0.71	EUR	3	312	78
iTraxxx Xover Series 25, 5 Year Index, 6/20/21*	5.00	2.42		3	331	211

					$(390,640)	$(25,027)

*	Termination date

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$4,200	5/03/26	1.771%	3 Month LIBOR	$184,580
Morgan Stanley & Co., LLC/(CME Group)	2,680	12/16/26	2.342%	3 Month LIBOR	(3,414)

					$181,166

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)%	10.09%		$540	$109,614	$71,024	$38,590
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	10.09		1,190	241,557	158,430	83,127

Sale Contracts
Barclays Bank PLC
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 6/20/17*	1.00	0.14		180	418	(401)	819
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	0.95	EUR	424	45,786	33,833	11,953
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	0.95		326	35,219	25,788	9,431
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	0.57		$230	17,467	5,055	12,412
Virgin Media Finance PLC, 7.00%, 4/15/23, 6/20/17*	5.00	0.23		200	2,528	248	2,280
Virgin Media Finance PLC, 7.00%, 4/15/23, 6/20/17*	5.00	0.23		140	1,770	86	1,684
Citibank, NA
EDP – Energias de Portugal, S.A., 5/21/18, 3/20/19*	5.00	0.59	EUR	630	59,627	57,929	1,698

42 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Thyssenkrupp AG, 4.00%, 8/27/18, 3/20/19*	1.00%	0.48%	EUR	1,050	$11,005	$(46,168)	$57,173
Unitymedia GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	0.50		40	3,855	2,389	1,466
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	0.95		670	81,248	56,015	25,233
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81		$315	(40,052)	(22,215)	(17,837)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81		1,052	(133,762)	(76,166)	(57,596)
Sprint Communications, Inc., 7.00%, 8/15/20, 9/20/18*	5.00	0.78		510	31,625	8,858	22,767
United States Steel Corp., 6.650%, 6/01/37, 3/20/19*	5.00	0.88		295	23,634	4,665	18,969
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 6/20/22*	5.00	4.35		1,580	49,570	109,891	(60,321)
CCO Holdings, LLC, 7.250%, 10/30/17, 3/20/19*	5.00	0.42		300	27,207	12,158	15,049
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09		836	(169,582)	(112,195)	(57,387)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09		837	(169,785)	(109,396)	(60,389)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09		1,026	(208,179)	27,699)	(80,480)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81		46	(5,849)	(3,241)	(2,608)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81		592	(75,273)	(44,089)	(31,184)
Wendel SA, 3.750%, 1/21/21, 3/20/19*	5.00	0.33	EUR	1,050	105,722	96,190	9,532
JPMorgan Chase Bank, NA
Unitymedia GmbH, 9.625%, 12/01/19, 9/20/18*	5.00	0.35		190	14,286	7,146	7,140

					$59,656	$108,135	$(48,479)

*	Termination date

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
iBoxx $ Liquid High Yield Index	4,459,000	LIBOR	$4,459	6/20/17	$31,516
iBoxx $ Liquid High Yield Index	1,185,000	LIBOR	1,185	6/20/17	7,845
iBoxx $ Liquid High Yield Index	1,481,000	LIBOR	1,481	6/20/17	(261)
iBoxx $ Liquid High Yield Index	2,978,000	LIBOR	2,978	6/20/17	(7,942)
Goldman Sachs International
iBoxx $ Liquid High Yield Index	8,650,000	LIBOR	8,650	6/20/17	78,207
iBoxx $ Liquid High Yield Index	2,962,000	LIBOR	2,962	6/20/17	(7,647)
iBoxx $ Liquid High Yield Index	4,528,000	LIBOR	4,528	6/20/17	(16,439)
iBoxx $ Liquid High Yield Index	4,442,000	LIBOR	4,442	6/20/17	(22,531)
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	1,730,000	LIBOR	1,730	6/20/17	(5,448)
iBoxx $ Liquid High Yield Index	2,864,000	LIBOR	2,864	6/20/17	(9,019)
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	3,401,000	LIBOR	3,401	6/20/17	24,511
iBoxx $ Liquid High Yield Index	1,430,000	LIBOR	1,430	6/20/17	(3,814)

Pay Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	5,210,000	LIBOR	5,210	6/20/17	15,949

					$84,927

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $122,212,095 or 34.8% of net assets.

(b)	Illiquid security.

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2017.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2017.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(f)	Variable rate coupon, rate shown as of March 31, 2017.

(g)	Floating Rate Security. Stated interest/floor rate was in effect at March 31, 2017.

44 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(h)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2017.

(i)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(k)	Non-income producing security.

(l)	Defaulted.

(m)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of March 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	2/13/13	$430,016	$31,917	0.01%

(n)	One contract relates to 100 shares.

(o)	One contract relates to 1 share.

(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CNY – Chinese Yuan Renminbi

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

INTRCONX – Inter-Continental Exchange

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rates

MTN – Medium Term Note

REIT – Real Estate Investment Trust

RTP – Right To Pay

SPDR – Standard & Poor’s Depository Receipt

TBA – To Be Announced

See notes to financial statements.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 45

STATEMENT OF ASSETS & LIABILITIES

March 31, 2017 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $308,300,398)	$310,012,959
Affiliated issuers (cost $34,774,380)	34,774,380
Cash	702,534
Cash collateral due from broker	693,432
Foreign currencies, at value (cost $224,088)	223,893
Unaffiliated interest and dividends receivable	4,247,534
Receivable for investment securities sold	3,042,089
Receivable for capital stock sold	1,308,913
Receivable for newly entered credit default swaps	965,370
Upfront premiums paid on credit default swaps	649,705
Receivable for terminated credit default swaps	350,205
Unrealized appreciation on credit default swaps	319,323
Unrealized appreciation on forward currency exchange contracts	195,506
Unrealized appreciation on total return swaps	158,028
Receivable for terminated centrally cleared credit default swaps	59,453
Affiliated dividends receivable	14,924

Total assets	357,718,248

Liabilities
Options written, at value (premiums received $46,498)	22,185
Payable for investment securities purchased and foreign currency transactions	2,193,304
Payable for newly entered credit default swaps	1,367,530
Payable for capital stock redeemed	682,629
Upfront premiums received on credit default swaps	541,570
Unrealized depreciation on credit default swaps	367,802
Dividends payable	246,319
Unrealized depreciation on forward currency exchange contracts	241,312
Cash collateral due to broker	220,000
Payable for terminated credit default swaps	219,102
Advisory fee payable	146,304
Unrealized depreciation on total return swaps	73,101
Payable for terminated centrally cleared credit default swaps	59,448
Payable for variation margin on exchange-traded derivatives	44,973
Distribution fee payable	33,708
Administrative fee payable	11,952
Transfer Agent fee payable	1,979
Payable for terminated total return swaps	47
Accrued expenses	171,651

Total liabilities	6,644,916

Net Assets	$351,073,332

Composition of Net Assets
Capital stock, at par	$33,964
Additional paid-in capital	357,857,504
Distributions in excess of net investment income	(1,144,990)
Accumulated net realized loss on investment and foreign currency transactions	(7,526,780)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	1,853,634

$351,073,332

46 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—18 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$24,927,930	2,408,846	$10.35	*

C	$30,753,725	2,973,322	$10.34

Advisor	$295,361,152	28,578,937	$10.33

R	$10,383	1,003.00	$10.35

K	$10,385	1,003.63	$10.35

I	$9,757	943.00	$10.35

*	The maximum offering price per share for Class A shares was $10.81 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 47

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2017 (unaudited)

Investment Income
Interest	$6,531,229
Dividends
Affiliated issuers	94,496
Unaffiliated issuers	18,628
Other income	8,118	$6,652,471

Expenses
Advisory fee (see Note B)	963,059
Distribution fee—Class A	34,858
Distribution fee—Class C	154,492
Distribution fee—Class R	26
Distribution fee—Class K	13
Transfer agency—Class A	5,969
Transfer agency—Class C	6,770
Transfer agency—Advisor Class	59,247
Transfer agency—Class R	3
Transfer agency—Class K	3
Transfer agency—Class I	1
Custodian	102,011
Audit and tax	67,015
Registration fees	30,558
Administrative	28,300
Legal	20,622
Printing	20,026
Directors’ fees	12,718
Miscellaneous	7,869

Total expenses	1,513,560
Less: expenses waived and reimbursed by the Adviser (see Note B)	(120,635)

Net expenses		1,392,925

Net investment income		5,259,546

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(299,764)
Futures		(106,756)
Options written		239,349
Swaptions written		44,514
Swaps		2,330,283
Foreign currency transactions		208,608
Net change in unrealized appreciation/depreciation of:
Investments		13,716
Futures		(43,718)
Options written		(8,353)
Swaptions written		(14,467)
Swaps		(101,055)
Foreign currency denominated assets and liabilities		59,652

Net gain on investment and foreign currency transactions		2,322,009

Contributions from Affiliates (see Note B)		49

Net Increase in Net Assets from Operations		$7,581,604

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,259,546	$10,252,784
Net realized gain (loss) on investment and foreign currency transactions	2,416,234	(3,685,844)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(94,225)	14,606,403
Contributions from Affiliates (see Note B)	49	– 0	–

Net increase in net assets from operations	7,581,604	21,173,343
Dividends and Distributions to Shareholders from
Net investment income
Class A	(500,804)	(1,138,958)
Class C	(438,865)	(920,965)
Advisor Class	(5,297,608)	(9,011,187)
Class R	(174)	(346)
Class K	(187)	(372)
Class I	(189)	(376)
Capital Stock Transactions
Net increase	23,144,783	37,174,676

Total increase	24,488,560	47,275,815
Net Assets
Beginning of period	326,584,772	279,308,957

End of period (including distributions in excess of net investment income of ($1,144,990) and ($166,709), respectively)	$351,073,332	$326,584,772

See notes to financial statements.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 49

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of ten portfolios currently in operation. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Limited Duration High Income Portfolio (the “Portfolio”), a diversified portfolio. The Portfolio has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares. Class B, Class R, Class K, Class I, Class 1 and Class 2 shares have not been issued. As of March 31, 2017, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class, Class R, Class K, Class I, Class 1, Class 2 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class 2 shares are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 51

NOTES TO FINANCIAL STATEMENTS (continued)

deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in

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NOTES TO FINANCIAL STATEMENTS (continued)

active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential

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mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$209,217,797		$	– 0	–	$209,217,797
Corporates – Investment Grade		– 0	–	53,810,250			– 0	–	53,810,250
Bank Loans		– 0	–	17,559,107			2,939,332		20,498,439
Collateralized Mortgage Obligations		– 0	–	6,210,123			– 0	–	6,210,123
Emerging Markets – Sovereigns		– 0	–	2,503,700			– 0	–	2,503,700
Governments – Treasuries		– 0	–	2,277,498			– 0	–	2,277,498
Governments – Sovereign Agencies		– 0	–	1,919,139			– 0	–	1,919,139
Asset-Backed Securities		– 0	–	– 0	–		1,609,074		1,609,074
Emerging Markets – Corporate Bonds		– 0	–	1,214,391			30,207		1,244,598
Quasi-Sovereigns		– 0	–	665,766			– 0	–	665,766
Preferred Stocks		547,479		– 0	–		– 0	–	547,479

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Investments in Securities:	Level 1			Level 2		Level 3			Total
Emerging Markets – Treasuries	$	– 0	–	$511,760		$	– 0	–	$511,760
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		398,117		398,117
Options Purchased – Puts		– 0	–	57,681			– 0	–	57,681
Options Purchased – Calls		– 0	–	48,568			– 0	–	48,568
Short-Term Investments:
Investment Companies		34,774,380		– 0	–		– 0	–	34,774,380
U.S. Treasury Bills		– 0	–	8,492,970			– 0	–	8,492,970

Total Investments in Securities		35,321,859		304,488,750			4,976,730		344,787,339
Other Financial Instruments(a):
Assets:
Futures		27,555		– 0	–		– 0	–	27,555	(b)
Forward Currency Exchange Contracts		– 0	–	195,506			– 0	–	195,506
Centrally Cleared Credit Default Swaps		– 0	–	23,061			– 0	–	23,061	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	184,580			– 0	–	184,580	(b)
Credit Default Swaps		– 0	–	319,323			– 0	–	319,323
Total Return Swaps		– 0	–	158,028			– 0	–	158,028
Liabilities:
Futures		(57,937)		– 0	–		– 0	–	(57,937	)(b)
Forward Currency Exchange Contracts		– 0	–	(241,312)			– 0	–	(241,312)
Put Options Written		– 0	–	(22,185)			– 0	–	(22,185)
Centrally Cleared Credit Default Swaps		– 0	–	(48,088)			– 0	–	(48,088	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,414)			– 0	–	(3,414	)(b)
Credit Default Swaps		– 0	–	(367,802)			– 0	–	(367,802)
Total Return Swaps		– 0	–	(73,101)			– 0	–	(73,101)

Total(c)		$35,291,477		$304,613,346			$4,976,730		$344,881,553

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

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	Bank Loans		Collateralized Mortgage Obligation			Asset- Backed Securities
Balance as of 9/30/16	$4,602,360			$122,935		$1,066,992
Accrued discounts/(premiums)	4,545			– 0	–	– 0	–
Realized gain (loss)	64			– 0	–	– 0	–
Change in unrealized appreciation/depreciation	7,945			(306)		(2,668)
Purchases	1,084,737			– 0	–	550,000
Sales/Paydowns	(870,361)			(122,629)		(5,250)
Transfers in to Level 3	252,994			– 0	–	– 0	–
Transfers out of Level 3	(2,142,952)			– 0	–	– 0	–

Balance as of 3/31/17	$2,939,332		$	– 0	–	$1,609,074

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17(a)	$19,731		$	– 0	–	$(2,668)

	Emerging Markets - Corporate Bonds		Commercial Mortgage- Backed Securities			Total
Balance as of 9/30/16	$52,175			$1,146,188		$6,990,650
Accrued discounts/(premiums)	– 0	–		346		4,891
Realized gain (loss)	– 0	–		14,099		14,163
Change in unrealized appreciation/depreciation	(21,968)			(19,046)		(36,043)
Purchases	– 0	–		– 0	–	1,634,737
Sales/Paydowns	– 0	–		(743,470)		(1,741,710)
Transfers in to Level 3	– 0	–		– 0	–	252,994
Transfers out of Level 3	– 0	–		– 0	–	(2,142,952)

Balance as of 3/31/17	$30,207			$398,117		$4,976,730	(b)

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17(a)	$(21,968)			$(23,530)		$(28,435)

(a)	The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

(b)	There were de minimis transfers under 1% of net assets during the reporting period.

As of March 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and

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oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end

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exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these

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differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Portfolio’s average daily net assets. Effective January 1, 2017 the advisory fee was reduced from .60% to .55% of the first $2.5 billion, .55% to .50% of the next $2.5 billion and .50% to .45% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .95%, 1.70%, .70%, 1.20%, .95% and ..70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. Effective January 1, 2017 the Expense Caps were reduced from 1.05% to .95%, 1.80% to 1.70%, .80% to .70%, 1.30% to 1.20%, 1.05% to .95% and .80% to .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. Effective January 29, 2016 the Expense Caps were increased from 1.75% to 1.80%, .75% to .80%, 1.25% to 1.30%, 1.00% to 1.05% and .75% to .80% of the daily average net assets for the Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Expense Caps may not be terminated before January 31, 2018. For the six months ended March 31, 2017, the reimbursements/waivers amounted to $68,746.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended March 31, 2017, the reimbursement for such services amounted to $28,300.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $25,851 for the six months ended March 31, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares.

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The Distributor has advised the Portfolio that it has retained front-end sales charges of $1,019 from the sale of Class A shares and received $-0- and $5,500 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2017.

During the six months ended March 31, 2017, the Adviser reimbursed the Portfolio $49 for trading losses incurred due to a trade entry error.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets invested in such Portfolio’s and continues to bear its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended March 31, 2017, such waiver amounted to $51,889. A summary of the Portfolio’s transactions in shares of the Government Money Market Portfolio for the six months ended March 31, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ 65,830	$95,017	$126,073	$34,774	$94

Brokerage commissions paid on investment transactions for the six months ended March 31, 2017 amounted to $22,111, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolio’s average daily net assets attributable to Class A shares, 1% of the Portfolio’s average daily net assets attributable to Class C shares, .50% of the Portfolio’s average daily net assets attributable to Class R shares and .25% of the Portfolio’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Effective January 29, 2016, payments under the

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Class A plan are limited to .25% of the Portfolio’s average daily net assets attributable to Class A shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolio’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amounts of $222,325, $0 and $0 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$124,825,819		$55,709,010
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency, written options and swap transactions) are as follows:

Gross unrealized appreciation	$5,134,806
Gross unrealized depreciation	(3,422,245)

Net unrealized appreciation	$1,712,561

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2017, the Portfolio held futures for hedging and non-hedging purposes.

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•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2017, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by

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premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

At March 31, 2017, the maximum payments for written put options amounted to $21,987,800. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

The Portfolio may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended March 31, 2017, the Portfolio held purchased options for hedging and non-hedging purposes.

During the six months ended March 31, 2017, the Portfolio held written options for hedging and non-hedging purposes.

During the six months ended March 31, 2017, the Portfolio held written swaptions for hedging and non-hedging purposes.

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For the six months ended March 31, 2017, the Portfolio had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 9/30/16	1,020		$51,959
Options written	5,887		233,888
Options expired	(5,921)		(239,349)
Options bought back	– 0	–	– 0	–
Options exercised	– 0	–	– 0	–

Options written outstanding as of 3/31/17	986		$46,498

	Notional Amount			Premiums Received
Swaptions written outstanding as of 9/30/16		$13,590,000			$19,026
Swaptions written		50,890,000			62,625
Swaptions assigned		(16,840,000)			(29,470)
Swaptions expired		(30,430,000)			(24,920)
Swaptions bought back		(17,210,000)			(27,261)
Swaptions exercised		– 0	–		– 0	–

Swaptions written outstanding as of 3/31/17	$	– 0	–	$	– 0	–

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets, or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty

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risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract

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is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2017, the Portfolio held interest rate swaps for hedging purposes.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the

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notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty. As of March 31, 2017, the Portfolio had Buy Contracts outstanding with respect to the same referenced obligation and same counterparty for its Sales Contracts which may partially offset the Maximum Payout Amount in the amount of $1,190,000.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2017, the Portfolio held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Portfolio may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The

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Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended March 31, 2017, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreement’s counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

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During the six months ended March 31, 2017, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$184,580	*	Receivable/Payable for variation margin on exchange-traded derivatives	$61,351	*

Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	23,061	*	Receivable/Payable for variation margin on exchange-traded derivatives	48,088	*

Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	27,555	*

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	195,506		Unrealized depreciation on forward currency exchange contracts	241,312

Interest rate contracts	Investments in securities, at value	4,571

Equity contracts	Investments in securities, at value	101,678

Equity contracts				Options written, at value	22,185

Credit contracts	Unrealized appreciation on credit default swaps	319,323		Unrealized depreciation on credit default swaps	367,802

Equity contracts	Unrealized appreciation on total return swaps	158,028		Unrealized depreciation on total return swaps	73,101

Total		$1,014,302			$813,839

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(106,756)		$(71,273)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	– 0	–	27,555

Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	149,446		52,956

Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(28,666)		28,317

Credit contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(226,642)		40,316

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(471,826)		(7,536)

Credit contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	44,514		(14,467)

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	239,349		(8,353)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(15,918)	$334,018

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	885,600	(161,090)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	1,460,601	(273,983)

Total		$1,929,702	$(53,540)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended March 31, 2017:

Futures:
Average original value of buy contracts	$2,474,800
Average original value of sale contracts	$14,142,188	(a)

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$3,098,337
Average principal amount of sale contracts	$24,553,358

Purchased Options:
Average monthly cost	$157,420

Centrally Cleared Interest Rate Swaps:
Average notional amount	$5,731,429

Credit Default Swaps:
Average notional amount of buy contracts	$2,828,833	(b)
Average notional amount of sale contracts	$14,331,861

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$11,549,257
Average notional amount of sale contracts	$20,834,092

Total Return Swaps:
Average notional amount	$41,151,571

(a)	Positions were open for one month during the period.

(b)	Positions were open for five months during the period.

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For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of March 31, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received*			Security Collateral Received			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co. LLC/Morgan Stanley & Co., Inc.**	$64,160	$(64,160)		$	– 0	–	$	– 0	–	$	– 0	–

Total	$64,160	$(64,160)		$	– 0	–	$	– 0	–	$	– 0	–

OTC Derivatives:
Barclays Bank PLC	$123,203	$(19,992)			$(103,211)		$	– 0	–	$	– 0	–
Citibank, NA	325,617	(131,433)			– 0	–		– 0	–		194,184
Credit Suisse International	109,614	– 0	–		– 0	–		– 0	–		109,614
Deutsche Bank AG	55,259	(55,259)			– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	585,550	(585,550)			– 0	–		– 0	–		– 0	–
HSBC Bank USA	8,080	– 0	–		– 0	–		– 0	–		8,080
JPMorgan Chase Bank, NA	14,286	(14,286)			– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	24,511	(3,814)			– 0	–		– 0	–		20,697
State Street Bank & Trust Co.	8,459	(7,821)			– 0	–		– 0	–		638
UBS AG	3,182	– 0	–		– 0	–		– 0	–		3,182

Total	$1,257,761	$(818,155)			$(103,211)		$	– 0	–		$336,395	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co. LLC/Morgan Stanley & Co., Inc.**	$67,158		$(64,160)			$(2,998)		$	– 0	–	$	– 0	–

Total	$67,158		$(64,160)			$(2,998)			– 0	–	$	– 0	–

OTC Derivatives:
Bank of America, NA	$12,345	$	– 0	–	$	– 0	–	$	– 0	–		$12,345
Barclays Bank PLC	19,992		(19,992)			– 0	–		– 0	–		– 0	–
Citibank, NA	131,433		(131,433)			– 0	–		– 0	–		– 0	–
Deutsche Bank AG	173,814		(55,259)			– 0	–		– 0	–		118,555
Goldman Sachs Bank USA/Goldman Sachs International	675,285		(585,550)			– 0	–		(89,735)			– 0	–
JPMorgan Chase Bank, NA	30,723		(14,286)			– 0	–		– 0	–		16,437
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	13,022		(3,814)			– 0	–		– 0	–		9,208
Royal Bank of Scotland PLC	46,783		– 0	–		– 0	–		– 0	–		46,783
Standard Chartered Bank	5,677		– 0	–		– 0	–		– 0	–		5,677
State Street Bank & Trust Co.	7,821		(7,821)			– 0	–		– 0	–		– 0	–

Total	$1,116,895		$(818,155)		$	– 0	–		$(89,735)			$209,005	^

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at March 31, 2017.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio

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may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Loan Participations and Assignments

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the term of the loan as specified in the loan agreement. When investing in Participations, the Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender. When the Portfolio purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Portfolio may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Portfolio may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Portfolio may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of March 31, 2017, the Portfolio had no bridge loan commitments outstanding.

During the six months ended March 31, 2017, the Portfolio received no commitment fees or additional funding fees.

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NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016

Class A
Shares sold	478,088	1,676,945	$4,929,252	$16,709,343

Shares issued in reinvestment of dividends and distributions	33,826	74,411	349,147	746,708

Shares redeemed	(785,747)	(2,331,330)	(8,109,465)	(23,375,896)

Net decrease	(273,833)	(579,974)	$(2,831,066)	$(5,919,845)

Class C
Shares sold	426,372	1,114,641	$4,393,351	$11,102,910

Shares issued in reinvestment of dividends and distributions	27,302	59,314	281,634	594,129

Shares redeemed	(438,325)	(1,160,746)	(4,519,693)	(11,618,682)

Net increase	15,349	13,209	$155,292	$78,357

Advisor Class
Shares sold	7,382,662	13,095,532	$76,050,118	$131,423,717

Shares issued in reinvestment of dividends and distributions	360,151	687,676	3,712,767	6,892,213

Shares redeemed	(5,235,780)	(9,554,721)	(53,942,328)	(95,299,766)

Net increase	2,507,033	4,228,487	$25,820,557	$43,016,164

There were no transactions in capital shares for Class R, Class K, and Class I for the six months ended March 31, 2017 and the year ended September 30, 2016.

NOTE F

Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty

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to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the real value of the Portfolio’s distributions. This risk is significantly greater if the Portfolio invests a significant portion of its assets in fixed-income securities with longer maturities.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid,

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and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended March 31, 2017.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2017 will be determined at the end of the current fiscal

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year. The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 were as follows:

	2016		2015
Distributions paid from:
Ordinary income	$11,072,204		$15,064,275
Net long-term capital gains	– 0	–	– 0	–

Total taxable distributions	$11,072,204		$15,064,275

Tax return of capital	– 0	–	1,345,238

Total distributions paid	$11,072,204		$16,409,513

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$57,734
Accumulated capital and other losses	(9,926,269	)(a)
Unrealized appreciation/(depreciation)	1,947,623	(b)

Total accumulated earnings/(deficit)	$(7,920,912	)(c)

(a)	As of September 30, 2016, the Portfolio had a net capital loss carryforward of $9,926,269.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, and the realization for tax purposes of gains/losses on certain derivative instruments.

(c)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to dividends payable and the tax treatment of defaulted securities.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2016, the Portfolio had a net short-term capital loss carryforward of $2,705,178 and a net long-term capital loss carryforward of $7,221,091 which may be carried forward for an indefinite period.

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

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NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K

Subsequent Events

Effective April 10, 2017, for Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Portfolio’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,								December 7, 2011(a) to September 30, 2012
			2016		2015		2014		2013

Net asset value, beginning of period	$ 10.31		$ 9.97		$ 10.49		$ 10.60		$ 10.50		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.34		.39		.38		.43		.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06		.37		(.39)		(.06)		.17	†	.59
Contributions from Affiliates	0.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.22		.71		– 0	–	.32		.60		.91

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.37)		(.48)		(.41)		(.48)		(.41)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)		(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	(.04)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)		(.37)		(.52)		(.43)		(.50)		(.41)

Net asset value, end of period	$ 10.35		$ 10.31		$ 9.97		$ 10.49		$ 10.60		$ 10.50

Total Return
Total investment return based on net asset value(e)‡	2.20%		7.29%		(.09)%		2.99%		5.76%		9.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,928		$27,656		$32,515		$56,628		$44,288		$5,874
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.97	%^	1.04%		1.05%		1.05%		1.05%		1.05	%^
Expenses, before waivers/reimbursements(f)	1.04	%^	1.11%		1.13%		1.13%		1.39%		1.88	%^
Net investment income(c)	2.99	%^	3.42%		3.77%		3.57%		4.24%		4.38	%^
Portfolio turnover rate	21%		57%		40%		40%		60%		44%

See footnote summary on page 87.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,								December 7, 2011(a) to September 30, 2012
			2016		2015		2014		2013

Net asset value, beginning of period	$ 10.30		$ 9.96		$ 10.48		$ 10.59		$ 10.50		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12		.27		.32		.31		.38		.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06		.37		(.40)		(.07)		.13	†	.59
Contributions from Affiliates	0.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.18		.64		(.08)		.24		.51		.85

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.30)		(.40)		(.33)		(.40)		(.35)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)		(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	(.04)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)		(.30)		(.44)		(.35)		(.42)		(.35)

Net asset value, end of period	$ 10.34		$ 10.30		$ 9.96		$ 10.48		$ 10.59		$ 10.50

Total Return
Total investment return based on net asset value(e)‡	1.82%		6.52%		(.79)%		2.27%		4.92%		8.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,754		$30,478		$29,336		$32,323		$18,920		$3,927
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.72	%^	1.77%		1.75%		1.75%		1.75%		1.75	%^
Expenses, before waivers/reimbursements(f)	1.79	%^	1.85%		1.84%		1.84%		2.10%		2.65	%^
Net investment income(c)	2.25	%^	2.68%		3.07%		2.87%		3.57%		3.74	%^
Portfolio turnover rate	21%		57%		40%		40%		60%		44%

See footnote summary on page 87.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,								December 7, 2011(a) to September 30, 2012
			2016		2015		2014		2013

Net asset value, beginning of period	$ 10.30		$ 9.95		$ 10.48		$ 10.59		$ 10.49		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17		.37		.42		.41		.47		.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06		.38		(.40)		(.06)		.16	†	.57
Contributions from Affiliates	0.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.23		.75		.02		.35		.63		.93

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.40)		(.50)		(.44)		(.51)		(.44)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)		(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	(.05)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.20)		(.40)		(.55)		(.46)		(.53)		(.44)

Net asset value, end of period	$ 10.33		$ 10.30		$ 9.95		$ 10.48		$ 10.59		$ 10.49

Total Return
Total investment return based on net asset value(e)‡	2.33%		7.69%		.11%		3.30%		6.07%		9.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$295,361		$268,421		$217,429		$296,386		$136,646		$26,055
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.72	%^	.77%		.75%		.75%		.75%		.75	%^
Expenses, before waivers/reimbursements(f)	.79	%^	.84%		.84%		.84%		1.10%		1.93	%^
Net investment income(c)	3.25	%^	3.66%		4.07%		3.86%		4.55%		4.62	%^
Portfolio turnover rate	21%		57%		40%		40%		60%		44%

See footnote summary on page 87.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30,	December 7, 2011(a) to September 30, 2012
2016	2015	2014	2013

Net asset value, beginning of period	$ 10.31	$ 9.97	$ 10.49	$ 10.60	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.32	.37	.36	.44	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.07	.37	(.40)	(.07)	.13	†	.58

Net increase (decrease) in net asset value from operations	.21	.69	(.03)	.29	.57	.90

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.35)	(.45)	(.38)	(.45)	(.40)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)	(.02)	– 0	–
Tax return of capital	– 0	–	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.35)	(.49)	(.40)	(.47)	(.40)

Net asset value, end of period	$ 10.35	$ 10.31	$ 9.97	$ 10.49	$ 10.60	$ 10.50

Total Return
Total investment return based on net asset value(e)	2.07%	7.03%	(.31)%	2.76%	5.54%	9.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10	$10	$11	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.21	%^	1.28%	1.25%	1.25%	1.25%	1.25	%^
Expenses, before waivers/reimbursements(f)	1.28	%^	1.35%	1.33%	1.34%	1.66%	2.66	%^
Net investment income(c)	2.74	%^	3.17%	3.55%	3.38%	4.14%	3.80	%^
Portfolio turnover rate	21%	57%	40%	40%	60%	44%

See footnote summary on page 87.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30,	December 7, 2011(a) to September 30, 2012
2016	2015	2014	2013

Net asset value, beginning of period	$ 10.31	$ 9.96	$ 10.49	$ 10.60	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.34	.39	.39	.47	.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06	.38	(.40)	(.07)	.13	†	.58

Net increase (decrease) in net asset value from operations	.22	.72	(.01)	.32	.60	.92

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.37)	(.48)	(.41)	(.48)	(.42)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)	(.02)	– 0	–
Tax return of capital	– 0	–	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.37)	(.52)	(.43)	(.50)	(.42)

Net asset value, end of period	$ 10.35	$ 10.31	$ 9.96	$ 10.49	$ 10.60	$ 10.50

Total Return
Total investment return based on net asset value(e)‡	2.19%	7.40%	(.16)%	3.01%	5.80%	9.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10	$10	$11	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.96	%^	1.03%	1.00%	1.00%	1.00%	1.00	%^
Expenses, before waivers/reimbursements(f)	1.03	%^	1.08%	1.07%	1.08%	1.40%	2.40	%^
Net investment income(c)	3.01	%^	3.41%	3.80%	3.63%	4.39%	4.05	%^
Portfolio turnover rate	21%	57%	40%	40%	60%	44%

See footnote summary on page 87.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30,	December 7, 2011(a) to September 30, 2012
2016	2015	2014	2013

Net asset value, beginning of period	$ 10.31	$ 9.97	$ 10.49	$ 10.60	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.37	.42	.42	.52	.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.07	.37	(.39)	(.07)	.11	†	.58

Net increase in net asset value from operations	.24	.74	.03	.35	.63	.94

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.40)	(.50)	(.44)	(.51)	(.44)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)	(.02)	– 0	–
Tax return of capital	– 0	–	– 0	–	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.40)	(.55)	(.46)	(.53)	(.44)

Net asset value, end of period	$ 10.35	$ 10.31	$ 9.97	$ 10.49	$ 10.60	$ 10.50

Total Return
Total investment return based on net asset value(e)‡	2.33%	7.60%	.26%	3.35%	6.09%	9.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10	$9	$10	$10	$26,301
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.71	%^	.78%	.75%	.75%	.75%	.75	%^
Expenses, before waivers/reimbursements(f)	.75	%^	.84%	.84%	.84%	1.16%	2.16	%^
Net investment income(c)	3.24	%^	3.70%	4.10%	3.95%	4.72%	4.31	%^
Portfolio turnover rate	21%	57%	40%	40%	60%	44%

See footnote summary on page 87.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees waived and expenses reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios.The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended March 31, 2017 and the year ended September 30, 2016, such waiver amounted to 0.03% and 0.01% annualized for the Portfolio, respectively.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

‡	The net asset value and total return include adjustments in accordance with accounting principles generally accepted within the Unites States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Gershon M. Distenfeld(2), Vice President Sherif M. Hamid(2), Vice President Ivan Rudolph-Shabinsky(2), Vice President	Ashish C. Shah(2), Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and
Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by its Limited Duration High Income Investment Team.
Mr. Gershon M. Distenfeld, Mr. Sherif M. Hamid, Mr. Ashish C. Shah and Mr. Ivan Rudolph-Shabinsky are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser, as proposed to be amended (the “Advisory Agreement”) to effect a fee reduction, in respect of AB Limited Duration High Income Portfolio (the “Fund”) at a meeting held on November 1-3, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the proposed advisory fee, in which the Senior Officer concluded that the proposed contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

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material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended July 31, 2016 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s pro forma contractual effective advisory fee rate (reflecting a reduction in the advisory fee rate effective January 1, 2017) with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive

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orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the proposed advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Fund may invest.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the expense cap level by the Adviser effective January 1, 2017. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

ALTERNATIVES (continued)

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

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AB LIMITED DURATION HIGH INCOME PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

LDHI-0152-0317

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 26, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 26, 2017